Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000150491 [Member]
Shareholder Report [Line Items]
Fund Name	ACR Opportunity Fund
Class Name	Class I
Trading Symbol	ACROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ACR Opportunity Fund (“Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://opportunity.acr-investfunds.com/. You can also request this information by contacting us at (855) 955-9552.
Additional Information Phone Number	(855) 955-9552
Additional Information Website	https://opportunity.acr-investfunds.com/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ACR Opportunity Fund (Class I/ACROX)	$63	1.25%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%	[1]
Net Assets	$ 83,328,976
Holdings Count | Holding	39
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$83,328,976
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Barclays PLC	6.2%
ISS A/S	5.5%
Vodafone Group PLC	5.3%
General Motors Co.	4.6%
Citigroup, Inc.	4.2%
Fairfax Financial Holdings Ltd.	3.7%
Eurocell PLC	3.3%
Liberty Global Ltd. - Class A	3.3%
Power Corp. of Canada	3.3%
FedEx Corp.	3.0%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Barclays PLC	6.2%
ISS A/S	5.5%
Vodafone Group PLC	5.3%
General Motors Co.	4.6%
Citigroup, Inc.	4.2%
Fairfax Financial Holdings Ltd.	3.7%
Eurocell PLC	3.3%
Liberty Global Ltd. - Class A	3.3%
Power Corp. of Canada	3.3%
FedEx Corp.	3.0%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000176262 [Member]
Shareholder Report [Line Items]
Fund Name	ACR Equity International Fund
Class Name	Class I
Trading Symbol	ACREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ACR Equity International Fund (“Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://international.acr-investfunds.com/. You can also request this information by contacting us at (855) 955-9552.
Additional Information Phone Number	(855) 955-9552
Additional Information Website	https://international.acr-investfunds.com/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ACR Equity International Fund (Class I/ACREX)	$58	1.11%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%	[2]
Net Assets	$ 117,371,022
Holdings Count | Holding	23
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$117,371,022
Total number of portfolio holdings	23
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Vistry Group PLC	6.7%
Premium Brands Holdings Corp.	6.5%
Eurocell PLC	6.5%
DCC PLC	6.5%
Vodafone Group PLC	5.9%
JD Sports Fashion PLC	5.6%
Opmobility	5.2%
B&M European Value Retail S.A.	5.1%
Sodexo S.A.	4.8%
ISS A/S	4.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Vistry Group PLC	6.7%
Premium Brands Holdings Corp.	6.5%
Eurocell PLC	6.5%
DCC PLC	6.5%
Vodafone Group PLC	5.9%
JD Sports Fashion PLC	5.6%
Opmobility	5.2%
B&M European Value Retail S.A.	5.1%
Sodexo S.A.	4.8%
ISS A/S	4.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.